1
The Gabelli Growth Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96 .2%
TECHNOLOGY - SOFTWARE — 20 .2%
18,700 Adobe Inc. † .............................................. $ 9,682,486
31,200 Cadence Design Systems Inc. † ................. 8,456,136
57,200 CrowdStrike Holdings Inc. , Cl. A † ............. 16,042,884
17,300 Intuit Inc. ................................................. 10,743,300
334,600 Microsoft Corp. ........................................ 143,978,380
31,400 ServiceNow Inc. † ..................................... 28,083,846
37,700 Spotify Technology SA † ............................ 13,893,581
230,880,613
CONSUMER DISCRETIONARY — 16 .4%
452,000 Amazon.com Inc. † ................................... 84,221,160
300,000 Chipotle Mexican Grill Inc. † ...................... 17,286,000
18,000 Costco Wholesale Corp. ............................ 15,957,360
64,100 Netflix Inc. † .............................................. 45,464,207
11,000 O'Reilly Automotive Inc. † ......................... 12,667,600
159,000 Uber Technologies Inc. † ........................... 11,950,440
187,546,767
TECHNOLOGY - COMPUTER SERVICES — 12 .8%
330,000 Alphabet Inc. , Cl. A ................................... 54,730,500
205,400 Alphabet Inc. , Cl. C ................................... 34,340,826
101,100 Meta Platforms Inc. , Cl. A ......................... 57,873,684
146,945,010
TECHNOLOGY - SEMICONDUCTORS — 11 .0%
1,036,400 NVIDIA Corp. ........................................... 125,860,416
HEALTH CARE — 10 .5%
227,800 Boston Scientific Corp. † ........................... 19,089,640
60,500 Eli Lilly & Co. ........................................... 53,599,370
58,800 Intuitive Surgical Inc. † .............................. 28,886,676
52,000 Stryker Corp. ............................................ 18,785,520
120,361,206
TECHNOLOGY - HARDWARE AND EQUIPMENT — 8 .9%
289,400 Apple Inc. ................................................ 67,430,200
85,000 Applied Materials Inc. ............................... 17,174,250
20,600 ASML Holding NV .................................... 17,164,950
101,769,400
FINANCIALS — 8 .0%
155,000 KKR & Co. Inc. ......................................... 20,239,900
60,700 Mastercard Inc. , Cl. A ............................... 29,973,660
27,500 Moody's Corp. ......................................... 13,051,225
102,100 Visa Inc. , Cl. A .......................................... 28,072,395
91,337,180
INDUSTRIALS — 7 .2%
182,000 Carrier Global Corp. .................................. 14,649,180
67,000 Eaton Corp. plc ......................................... 22,206,480
141,000 General Electric Co. .................................. 26,589,780
47,700 Trane Technologies plc ............................. 18,542,421
81,987,861
Shares
Market
Value
ENERGY — 1 .2%
55,100 GE Vernova Inc. † ...................................... $ 14,049,398
TOTAL COMMON STOCKS ........................ 1,100,737,851
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .8%
$ 43,304,000 U.S. Treasury Bills,
4.548 % to 5.261% †† ,
10/10/24 to 12/19/24 ............................ 43,121,945
TOTAL INVESTMENTS — 100.0%
(Cost $ 385,082,901 ) ............................. $ 1,143,859,796
† Non-income producing security.
†† Represents annualized yields at dates of purchase.